CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION

	Year ended December 31, 2022		As of December 31, 2022
Vendor	Cost of goods sold	Percentage of Cost of goods sold	Accounts payable
	USD		USD
HTL Marketing Pte. Ltd. (related party)	972,254	43%	539,858
HTL Manufacturing Pte. Ltd. (related party)	711,319	31%	-

	Year ended December 31, 2023		As of December 31, 2023
Vendor	Cost of goods sold	Percentage of cost of goods sold	Accounts payable
	USD		USD
HTL Marketing Pte. Ltd. (related party)	1,034,559	72%	584,579

	Year ended December 31, 2024		As of December 31, 2024
Vendor	Cost of goods sold	Percentage of cost of goods sold	Accounts payable
	USD		USD
HTL Marketing Pte. Ltd. (related party)	850,935	60%	48,324
HTL Furniture (China) Co., Ltd. (related party)	152,764	11%	153,967